IMPAIRMENT CHARGE (Tables)	3 Months Ended
Mar. 31, 2025
Loan Loss Charges [Abstract]
Summary of Loan Loss Charges
The item composition as of the indicated dates is detailed below:

Items	03.31.25	03.31.24
Expected credit loss allowance	(396,345,415)	(141,495,770)
Direct Charge Offs	(4,403,156)	(2,314,395)
Total	(400,748,571)	(143,810,165)